Note 24 Provisions for pensions and similar obligations changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Changes over the year for provisions for pensions and similar obligation [Line Items]
Provisions for employee benefits		€ 3,576	[1]	€ 4,272	[1]	€ 4,631
Charges to income for the year provisions for pensions and similar obligations balance		26		141		298
Intereset expense and similar charges for pensions		75		37		44
Post-employment benefit expense, defined benefit plans		43		49		49
Provisions expenses for pensions		(92)		56		205
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	[2]	(433)		(206)		191
Transfers and other changes	[3]	23		(21)		(71)
Benefit payments for pensions		(492)		(608)		(654)
Employer contributions		(67)		(4)		(124)
Provisions for employee benefits	[1]	€ 2,632		€ 3,576		€ 4,272

[1]	(1) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain and benefit payments.
[2]	(1) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.11).
[3]	(2) In 2020, it includes the amount of the USA Sale (see Notes 3 and 21).